CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,692	¥ 26,951	$ 5,550	¥ 40,508
Short-term financing receivables, net	8,559	62,476		61,467
Short-term financial guarantee assets, net				43
Accounts receivable, net	472	3,442		1,569
Prepayments and other current assets, net	$ 221	¥ 1,609		4,605
Amounts due from related parties, net				¥ 5
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	$ 12,944	¥ 94,478		¥ 108,197
Non-current assets:
Non-current restricted cash	685	5,000	$ 685	5,000
Long-term financing receivables	223	1,625
Operating lease right-of-use assets	245	1,790
Other non-current assets	75	547
Total non-current assets	1,228	8,962		5,000
TOTAL ASSETS	14,172	103,440		113,197
Current liabilities:
Accounts payable (including amounts of the consolidated VIEs of RMB4,437 and RMB2,454, respectively)	561	4,094		4,977
Short-term borrowings (including amounts of the consolidated VIEs of nil and nil, respectively)	250	1,825
Amounts due to related parties, current (including amounts of the consolidated VIEs of RMB299,346 and RMB302,893 respectively)	$ 41,496	¥ 302,893		¥ 299,346
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Tax payable (including amounts of consolidated VIEs of RMB18,822 and RMB18,748, respectively)	$ 2,593	¥ 18,924		¥ 18,857
Financial guarantee liabilities (including amounts of consolidated VIEs of RMB43 and nil, respectively)				43
Accrued expenses and other liabilities (including amounts of consolidated VIEs of RMB22,532 and RMB21,289, respectively)	22,449	163,861		165,072
Operating lease liabilities, current (including amounts of consolidated VIEs of nil and RMB1,658, respectively)	227	1,658
Total current liabilities	67,576	493,255		488,295
Non-current liabilities:
Other non-current liabilities	563	4,106		4,781
Operating lease liabilities, non-current (including amounts of consolidated VIEs of nil and RMB1,198, respectively)	164	1,198
Total non-current liabilities	727	5,304		4,781
TOTAL LIABILITIES	68,303	498,559		493,076
Commitments and contingencies (Note 19)
SHAREHOLDERS' DEFICIT
Additional paid-in capital	278,996	2,036,473		2,036,473
Statutory reserves	1,272	9,288		9,006
Accumulated other comprehensive income	10,021	73,143		73,607
Accumulated deficit	(346,372)	(2,528,273)		(2,512,537)
Total shareholders' deficit	(56,015)	(408,873)		(392,955)
Non-controlling interests	1,884	13,754		13,076
TOTAL DEFICIT	(54,131)	(395,119)		(379,879)
TOTAL LIABILITIES AND DEFICIT	14,172	103,440		113,197
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	62	454		454
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	$ 6	¥ 42		¥ 42